Insurance contracts (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of types of insurance contracts [line items]
Summary of Sensitivity Analysis of Net Result and Shareholders' Equity to Changes in Various Underwriting Risks
Sensitivity analysis of net result and shareholders’ equity to changes in various underwriting risks

	2021		2020
Estimated approximate effect	On shareholders’ equity	On net result	On shareholders’ equity	On net result

20% increase in lapse rates	70	71	(151)	156

20% decrease in lapse rates	(67)	(72)	47	(157)

5% increase in mortality rates	(83)	(90)	52	344

5% decrease in mortality rates	33	48	(217)	(354)

10% increase in morbidity rates	(213)	(205)	(225)	(235)

10% decrease in morbidity rates	99	96	134	140

Summary of Insurance Contracts for General Account

	2021	2020
Life insurance	110,691	109,062

Non-life insurance

- Unearned premiums and unexpired risks	6,548	6,117

- Outstanding claims	2,247	2,120

- Incurred but not reported claims	816	881

Incoming reinsurance	4,120	3,965
At December 31	124,422	122,146

	2021	2020
Non-life insurance:

- Accident and health insurance	9,374	8,887

- General insurance	237	231
Total non-life insurance	9,611	9,118

Movements during the year in life insurance:	2021	2020

At January 1	109,062	109,310

Portfolio transfers and acquisitions	(26)	(29)

Gross premium and deposits – existing and new business	6,033	6,758

Unwind of discount / interest credited	4,037	3,725

Insurance liabilities released	(9,490)	(9,557)

Changes in valuation of expected future benefits	(1,635)	1,918

Loss recognized as a result of liability adequacy testing	(236)	903

Shadow accounting adjustments	(1,821)	1,419

Net exchange differences	4,713	(5,842)

Transfer (to) / from reinsurance assets	36	(12)

Transfer (to) / from insurance contracts for account of policyholders	-	465

Other	17	3

At December 31	110,691	109,062

Summary of Movements in Insurance

Movements during the year in non-life insurance:	2021	2020

At January 1	9,118	9,190

Disposals	(25)	-

Portfolio transfers and acquisitions	1	6

Gross premiums – existing and new business	1,508	1,551

Unwind of discount / interest credited	479	499

Insurance liabilities released	(992)	(1,080)

Changes in valuation of expected future claims	(36)	77

Change in unearned premiums	(731)	(724)

Change in unexpired risks	-	2

Incurred related to current year	670	670

Incurred related to prior years	267	259

Release for claims settled current year	(269)	(257)

Release for claims settled prior years	(757)	(860)

Shadow accounting adjustments	(153)	385

Change in IBNR	(59)	117

Net exchange differences	592	(709)

Other	(1)	(6)

At December 31	9,611	9,118

Movements during the year in incoming reinsurance:	2021	2020

At January 1	3,965	4,385

Gross premium and deposits – existing and new business	1,276	1,306

Unwind of discount / interest credited	192	203

Insurance liabilities released	(1,562)	(1,656)

Changes in valuation of expected future benefits	(36)	66

Shadow accounting adjustments	(7)	8

Loss recognized as a result of liability adequacy	(3)	10

Net exchange differences	296	(358)

Other	(1)	2

At December 31	4,120	3,965
34.3 Insurance contracts for account of policyholders

Insurance contracts for account of policyholders	2021	2020

At January 1	135,441	135,710

Portfolio transfers and acquisitions	(547)	(64)

Gross premium and deposits – existing and new business	5,532	7,030

Unwind of discount / interest credited	14,994	13,858

Insurance liabilities released	(13,199)	(10,160)

Fund charges released	(1,680)	(1,644)

Changes in valuation of expected future benefits	(145)	(266)

Transfer (to) / from insurance contracts	783	(465)

Net exchange differences	8,144	(8,558)

Other	1	-

At December 31	149,323	135,441

Insurances Contracts [Member]
Disclosure of types of insurance contracts [line items]
Summary of Movements in Insurance

Sensitivity analysis of net result and shareholders’ equity	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity

2021

Shift up 50 basis points - Bond credit spreads	(192)	(2,418)

Shift down 50 basis points - Bond credit spreads	169	2,387

Shift up 50 basis points - Mortgage spreads	(444)	(401)

Shift down 50 basis points - Mortgage spreads	452	496

Shift up 5 basis points - Liquidity premium	136	178

Shift down 5 basis points - Liquidity premium	(148)	(104)

2020

Shift up 50 basis points - Bond credit spreads	(185)	(1,998)

Shift down 50 basis points - Bond credit spreads	172	1,873

Shift up 50 basis points - Mortgage spreads	(449)	(449)

Shift down 50 basis points - Mortgage spreads	476	477

Shift up 5 basis points - Liquidity premium	162	159

Shift down 5 basis points - Liquidity premium	(164)	(161)